Share Capital and Public Offerings (Details) - Schedule of Stock Option Activity - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Stock Option Activity [Abstract]
Number of Options, Beginning balance	1,333,123
Weighted Average Exercise Price, Beginning balance (in Dollars per share)
Number of Options, Granted		1,333,123
Weighted Average Exercise Price, Granted (in Dollars per share)
Number of Options, Exercised
Weighted Average Exercise Price, Exercised (in Dollars per share)
Number of Options, Expired/cancelled	(245,809)
Weighted Average Exercise Price, Expired/cancelled (in Dollars per share)
Number of Options, Ending balance	1,087,314	1,333,123
Weighted Average Exercise Price, Ending balance (in Dollars per share)	$ 1.29
Options vested and exercisable	384,300
Options expected to vest	703,014